EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF WEIGHTED AVERAGE VALUATION ASSUMPTIONS

The following table provides the weighted average assumptions included in the Black-Scholes Merton pricing model for the options granted:

Year Ended December 31,
2023
Expected term	5.39 years
Risk-free interest rate	3.81%
Dividend yield	0.00%
Volatility	50.42%

SUMMARY OF SHARE-BASED PAYMENT ARRANGEMENT OPTION ACTIVITY

A summary of option activity for the years ended December 31, 2023 and 2022 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2022	1,000,000	$0.10	$0.06	8.75
Granted	8,290,000	$1.23	$0.62
Forfeited	(40,000)	$1.00
Exercised	(250,000)	$0.10
Outstanding as of December 31, 2023	9,000,000	$1.13	$0.57	9.23
Vested and expected to vest as of December 31, 2023	9,000,000	$1.13	$0.57	9.23
Exercisable as of December 31, 2023	5,933,958	$1.00	$0.49	9.15

SCHEDULE OF WEIGHTED AVERAGE VALUATION ASSUMPTIONS FOR WARRANTS GRANTED

The following table provides the weighted average assumptions included in the Black-Scholes Merton pricing model for the warrants granted:

Year Ended December 31,
2023
Expected term	10 years
Risk-free interest rate	3.53%
Dividend yield	0.00%
Volatility	47.44%

SCHEDULE OF STOCK-BASED COMPENSATION RELATED TO ITS OPTIONS AND WARRANTS

The Company has recorded stock-based compensation related to its options and warrants in the accompanying statements of operations as follows:

	Year Ended December 31,
	2023	2022
General and administrative	$4,846,867	$18,750
Research and development	31,788	-
	$4,878,655	$18,750